Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Payments Under Non-cancelable Operating Leases with Initial Terms of One-Year or More

Future minimum payments under non-cancelable operating leases with initial terms of one-year or more consist of the following as of December 31, 2012:

	RMB	US$
	(In thousands)
2013	1,227,718	197,062
2014	733,765	117,777
2015	602,537	96,714
2016	479,111	76,903
2017	218,027	34,996
Thereafter	138,422	22,218

	3,399,580	545,670

Future Minimum Lease Payments For Non Cancelable Licensing Agreements

Future minimum payments under non-cancelable licensing agreements consist of the following as of December 31, 2012:

	RMB	US$
	(In thousands)
2013	232,233	37,276
2014	68,735	11,033
2015 and thereafter	—	—

	300,968	48,309